LOANS PAYABLE (Tables)	12 Months Ended
May 31, 2019
Loan Payable [Abstract]
Schedule of detailed information about loans payable
	Coeur
As at May 31, 2019	debenture	Other	Total
Opening balance	$8,831,653	$-	$8,831,653
Additions	-	2,633,733	2,633,733
Inducements	-	(182,971)	(182,971)
Interest expense	210,712	278,746	489,458
Repayments	(1,944,775)	-	(1,944,775)
Settlements	(7,199,123)	-	(7,199,123)
Currency translation adjustments	101,533	69,467	171,000
Ending balance	$-	$2,798,975	2,798,975
Less: current portion	-	2,798,975	2,798,975
Long term portion	$-	$-	$-

	Coeur
As at May 31, 2018	debenture	Other	Total
Opening balance	$-	$15,067	$15,067
Additions	8,332,041	-	8,332,041
Interest expense	356,798	-	356,798
Repayments	(173,695)	(15,067)	(188,762)
Currency translation adjustments	316,509	-	316,509
Ending balance	8,831,653	-	8,831,653
Less: current portion	178,980	-	178,980
Long term portion	$8,652,673	$-	$8,652,673